Presentation and preparation of the consolidated financial statements and significant accounting policies (Details Text)	12 Months Ended
Dec. 31, 2024
Software licenses
Accounting Polices [Line Items]
Intagible assets with useful life defined	5 years
Maximum maturity period for a financial instrument to be classified as a cash equivalent	3 months
Income Tax [Member]
Accounting Polices [Line Items]
Currently defined tax rates	25.00%
Income Tax [Member] | Banco Seguro
Accounting Polices [Line Items]
Currently defined tax rates	25.00%
Income Tax [Member] | Paginvest Corretora
Accounting Polices [Line Items]
Currently defined tax rates	25.00%
Social contribution [Member]
Accounting Polices [Line Items]
Currently defined tax rates	9.00%
Social contribution [Member] | Banco Seguro
Accounting Polices [Line Items]
Currently defined tax rates	20.00%
Social contribution [Member] | Paginvest Corretora
Accounting Polices [Line Items]
Currently defined tax rates	15.00%